SHARE-BASED PAYMENTS - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense		$ 26.0	$ 18.0	$ 18.0
Cash-settled share-based payment expense		$ 5.0	18.0	3.0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant or over defined service period		1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant or over defined service period		3 years
Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Equity-settled share-based payment expense		$ 12.0	9.0	8.0
Cash-settled share-based payment expense		$ 2.0	$ 10.0	3.0
Long-term incentive plan | Market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options equity - settled in share-based payment arrangement (in shares)		15,053,300
Number of share options cash settled in share-based payment arrangement (in shares)		3,054,766
Long-term incentive plan | Non-market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options initially granted (in shares)		5,973,050
Number of share options vested (in shares)		4,171,992
Long-term incentive plan | Non-market performance conditions | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting level		0.00%
Long-term incentive plan | Non-market performance conditions | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting level		152.00%
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			2 years
Equity-settled share-based payment expense		$ 5.0	$ 2.0	5.0
Employee short term incentive cash pay-outs (in percentage)	75.00%				50.00%
Performance period					1 year
Employee short term incentive, share awards (in percentage)	25.00%				50.00%
Trading restriction from the grant date					2 years
Cash-settled share-based payment expense		0.0	4.0	0.0
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense		5.0	7.0	5.0
Cash-settled share-based payment expense		$ 3.0	4.0	0.0
Deferred share plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Deferred share plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Umbrella incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense		$ 4.0	0.0	0.0
Cash-settled share-based payment expense		$ 0.2	$ 0.0	$ 0.0